Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	Ener-Core Inc.
Entity Central Index Key	0001495536
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Jun. 30, 2014